6. Debt instruments (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments Tables Abstract
Balances of Debt instruments

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial Assets Measured At Fair Value Through Profit Or Loss	3,545,660	3,735,076	3,171,746
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	68,520,799	34,885,631	50,066,469
Financial Assets Measured At Fair Value Through Other Comprehensive Income (1)	109,668,214	95,962,927	85,395,691
Financial Assets Measured At Amortized Cost	48,367,791	38,748,296	36,799,509
Of which:
Debt Instruments	49,945,226	40,803,323	39,513,460
Provision for impairment losses	(1,577,435)	(2,055,027)	(2,713,951)
Total	230,102,464	173,331,930	175,433,415

Type:
Government securities - Brazil (2)	191,896,439	135,848,053	116,531,146
Debentures and Promissory notes	17,071,856	13,874,883	10,555,952
Other debt securities	21,134,169	23,608,994	48,346,317
Total	230,102,464	173,331,930	175,433,415
(1)	On December 31, 2018, management decided to change the classification of Financial Treasury Bills – LFT, of the securities portfolio of Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliários S.A. (Santander CCVM), The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively, Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.
(2)	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

Balances of Debt instruments - Currency

The debt instruments are composed, majority by:

Thousand of reais	2020	2019	2018

Currency:
Brazilian Real	207,752,590	164,447,235	166,743,410
US dollar	22,292,647	8,884,695	8,690,005
Euro	57,227	-	-
Total	230,102,464	173,331,930	175,433,415

Debt Instruments linked to
Thousand of reais	2020	2019	2018

Debt Instruments linked to:
Repo Operations	101,371,733	102,849,859	90,909,891
Banco Central Mandatory Deposits	-	-	1,449,207
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	12,963,251	6,618,651	17,985,160
Associated to judiciary deposits and other guarantees	9,665,135	9,573,331	2,078,042
Total	124,000,119	119,041,841	112,422,300